Other non-operating (income) expenses (Details) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020
Other Non Operating Income Expenses [Abstract]
Gain on sale of loan book	$ (1,676)		$ (1,676)
Credit facility prepayment and related expenses			2,608
Convertible debenture early conversion			927
Gain on amendment of debentures			(765)
Government grants		$ (1,597)	(3,201)
Direct offering transaction costs allocated to derivative financial liabilities		2,260
Acquisition costs, restructuring and other		3,437	938
Other non-operating (income) expenses		$ 4,100	$ (1,169)